Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 321,074	$ 325,099	$ 331,237
Additions	45,009	50,928	70,722
Deductions	(59,280)	(54,896)	(58,663)
Translation	(32,835)	(57)	(18,197)
Balance at end of period	273,968	321,074	325,099
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	21,467	16,367	12,768
Additions	6,064	6,386	5,367
Deductions	(1,860)	(1,244)	(1,647)
Translation	(132)	(42)	(121)
Balance at end of period	25,539	21,467	16,367
Allowance for doubtful accounts | Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	19,791
Balance at end of period	24,999	19,791
Allowance for doubtful accounts | Other Receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,676
Balance at end of period	540	1,676
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	271,651	290,620	297,891
Additions	13,107	8,382	36,778
Deductions	(37,718)	(27,515)	(24,967)
Translation	(27,120)	164	(19,082)
Balance at end of period	219,920	271,651	290,620
Provision For Contingencies [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	27,956	18,112	20,578
Additions	25,838	36,160	28,577
Deductions	(19,702)	(26,137)	(32,049)
Translation	(5,583)	(179)	1,006
Balance at end of period	28,509	27,956	18,112
Legal Reserve Accrual
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	23,995	36,160	28,577
Legal Reserve Settlements
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(19,702)	(25,427)	(20,554)
Legal Reserve Reclassifications
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	1,843
Deductions	$ 0	$ (710)	$ (11,495)